Funding Debts (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of the Group's Outstanding Funding Debts

The following table summarizes the Group’s outstanding funding debts as of December 31, 2024 and 2025, respectively:

	As of December 31,
	2024	2025
	(RMB in thousands)
Short-term:
Liabilities to funding partners	2,754,454	2,440,685
Total short-term funding debts	2,754,454	2,440,685
Long-term:
Liabilities to funding partners	1,197,211	850,590
Total long-term funding debts	1,197,211	850,590